Investment Objectives and Goals - (Allspring Managed Account CoreBuilder Shares Series CP) - (Allspring CoreBuilder Shares - Series CP)	Aug. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of current income and capital appreciation.